CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands		Jun. 30, 2015	Dec. 31, 2014
Current
Cash and cash equivalents		$ 59,498	$ 98,998
Restricted cash and short-term investments		15,418	25,831
Other current assets		31,506	16,638
Inventories		1,760	89
Total Current Assets		108,182	141,556
Non-current
Restricted cash		158,334	146,552
Vessels and equipment and vessels under capital leases, net		1,985,301	1,623,423
Intangible assets, net		14,122	16,032
Other long-term assets		26,835	28,639
Total Assets		2,292,774	1,956,202
Current
Short-term debt due to related parties	[1]	0	20,000
Current portion of long-term debt		115,308	124,221
Other current liabilities		128,392	123,802
Amounts due to related parties		14,044	9,851
Total Current Liabilities		257,744	277,874
Non-current
Long-term debt		1,170,856	908,311
Long-term debt due to related parties	[2]	100,000	0
Obligations under capital leases		152,437	150,997
Other long-term liabilities		16,966	17,281
Total Liabilities		1,698,003	1,354,463
Partners' capital:
Common unitholders		488,852	490,824
Subordinated unitholders		11,374	12,063
General partner interest		32,434	33,320
Total Partners' capital		532,660	536,207
Accumulated other comprehensive income		(5,560)	(2,086)
Total equity before non-controlling interest		527,100	534,121
Non-controlling interest		67,671	67,618
Total Equity		594,771	601,739
Total Liabilities and Equity		$ 2,292,774	$ 1,956,202

[1]	$20.0 million revolving credit facility - On April 13, 2011, we entered into a $20.0 million revolving credit facility with Golar. The facility was unsecured and interest-free. In March 2014, we drew down $20.0 million from the facility. This facility originally matured in April 2015 but was extended to June 30, 2015 and was repaid on June 24, 2015.
[2]	Long term Eskimo vendor loan - In January 2015, we acquired the Golar Eskimo from Golar for $390.0 million. We funded a portion of the purchase price with the proceeds of a $220.0 million vendor loan from Golar. The loan is non-amortizing with a final balloon payment due in December 2016, and bears interest at a rate equal to LIBOR plus a blended margin of 2.84%. See note 8.